Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets, net
Total cost	$ 4,495	$ 4,435
Less: Accumulated amortization	(3,408)	(3,408)
Less: Accumulated impairment losses (Note 2(r))	(1,048)	(1,048)
Exchange differences	21	21
Intangible assets, net	60
Discontinued operations
Intangible assets, net
Total cost		76,670
Less: Accumulated amortization		(27,501)
Less: Accumulated impairment losses (Note 2(r))		(49,171)
Exchange differences		2
Continuing and discontinued operations
Intangible assets, net
Total cost		81,105
Less: Accumulated amortization		(30,909)
Less: Accumulated impairment losses (Note 2(r))		(50,219)
Exchange differences		23
Computer software
Intangible assets, net
Total cost	1,716	1,656
Computer software | Discontinued operations
Intangible assets, net
Total cost		22,163
Computer software | Continuing and discontinued operations
Intangible assets, net
Total cost		23,819
Developed technologies | Discontinued operations
Intangible assets, net
Total cost		117
Developed technologies | Continuing and discontinued operations
Intangible assets, net
Total cost		117
Customer relationship
Intangible assets, net
Total cost	1,032	1,032
Customer relationship | Discontinued operations
Intangible assets, net
Total cost		1,103
Customer relationship | Continuing and discontinued operations
Intangible assets, net
Total cost		2,135
Brand name
Intangible assets, net
Total cost	1,162	1,162
Brand name | Continuing and discontinued operations
Intangible assets, net
Total cost		1,162
Contract backlog
Intangible assets, net
Total cost	$ 585	585
Contract backlog | Continuing and discontinued operations
Intangible assets, net
Total cost		585
Advertising contract | Discontinued operations
Intangible assets, net
Total cost		53,287
Advertising contract | Continuing and discontinued operations
Intangible assets, net
Total cost		$ 53,287